Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net income	$ 82,165	$ 68,064	$ 61,102
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	88,756	71,583	56,230
Amortization of contract intangibles / liabilities	(912)	(1,089)	(1,518)
Amortization of deferred revenue	(1,056)	(1,487)	(1,629)
Amortization of deferred debt issuance cost	3,188	1,737	1,198
Drydocking expenditure	(12,421)	(6,885)	(2,595)
Income tax expense	(2)	(16)	(15)
Income taxes paid	(190)	(219)	(255)
Unrealized (gain) loss on derivative instruments	(2,076)	(7,391)	(5,033)
Unrealized (gain) loss on foreign currency transactions	45	45	93
Changes in operating assets and liabilities
Decrease (increase) in amounts due from related parties	(49)	62,391	(33)
Decrease (increase) in inventories	55	(358)	(20)
Decrease (increase) in other current assets	3,256	(1,724)	(110)
Decrease (increase) in accrued revenue	(2,114)	(540)	(1,153)
Increase (decrease) in trade accounts payable	(1,297)	2,195	45
Increase (decrease) in accrued expenses	(1,052)	142	(1,699)
Increase (decrease) prepaid charter	(3,154)	1,435	3,995
Increase (decrease) in amounts due to related parties	(4,496)	(33,298)	(159)
Net cash provided by operating activities	148,646	154,585	108,445
INVESTING ACTIVITIES
Net cash provided by (used in) investing activities	(15,493)	(94,857)	(13,952)
FINANCING ACTIVITIES
Proceeds from long-term debt (Note 16)	497,779	211,500	30,000
Repayment of long-term debt (Note 16)	(527,979)	(297,708)	(60,992)
Proceeds from issuance of long-term debt from related parties (Notes 16 and 18)			25,000
Repayment of long-term debt from related parties (Notes 16 and 18)	(22,535)	(93,369)	(24,018)
Payment of debt issuance cost	(5,301)	(1,241)	(174)
Cash distribution	(79,336)	(68,970)	(60,161)
Net proceeds from issuance of common units (Note 22)	(4)	120,946
Net proceeds from sale of Convertible Preferred Units (Note 22)		87,464
Net cash used in financing activities	(137,376)	(41,378)	(90,345)
Effect of exchange rate changes on cash	(169)	90	(57)
Net increase (decrease) in cash and cash equivalents	(4,392)	18,440	4,091
Cash and cash equivalents at the beginning of the period	46,104	27,664	23,573
Cash and cash equivalents at the end of the period	41,712	46,104	27,664
Brasil Knutsen
INVESTING ACTIVITIES
Payments for acquisition, net of cash acquired		(547)
Lena Knutsen
INVESTING ACTIVITIES
Payments for acquisition, net of cash acquired		(32,766)
Vigdis Knutsen
INVESTING ACTIVITIES
Payments for acquisition, net of cash acquired		(28,321)
Tordis Knutsen
INVESTING ACTIVITIES
Payments for acquisition, net of cash acquired		(32,374)
Raquel Knutsen
INVESTING ACTIVITIES
Payments for acquisition, net of cash acquired			(13,106)
Property, Plant and Equipment, Excluding Acquired Vessels
INVESTING ACTIVITIES
Disposals (additions) to vessel and equipment	(117)	$ (849)	$ (846)
Anna Knutsen
INVESTING ACTIVITIES
Disposals (additions) to vessel and equipment	$ (15,376)